Derivative Financial Liabilities and Fair Value Measurements - Additional Information (Details) £ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	May 31, 2025 GBP (£) Warrant £ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of financial liabilities [line items]
Initial proceeds from exercise of warrants	£ 5,200,000
Number of ADS receive per warrant | Warrant	3
Proceeds from exercise of warrants			£ 4,436,000	£ 0	£ 0
Total fair value of warrants exercised or cancelled			17,100,000
Derivative warrant liabilities			0	£ 0	£ 0
Exercise of warrants			18,919,000
Fair value of warrants exercised			£ 14,500,000
ADS [Member]
Disclosure of financial liabilities [line items]
Number of instrument issued in direct offering | shares	2,452,935
Number of ordinary shares representing instruments | shares	61,323,375
PreFunded Warrant [Member]
Disclosure of financial liabilities [line items]
Number of instrument issued in direct offering | shares	8,393,050
Number of ordinary shares representing instruments | shares	209,826,250
Initial proceeds from exercise of warrants	£ 4,400,000
Proceeds from exercise of warrants	£ 100,000
Series B Warrants [Member]
Disclosure of financial liabilities [line items]
Number of instrument issued in direct offering | shares	356,412,705
Number of ordinary shares representing instruments | shares	8,901,317,625
Exercise price at date of grant | £ / shares	£ 0
Proceeds from exercise of warrants	£ 3,500,000
Floor price of warrants | £ / shares	£ 0.1291
Increase decrease in number of warrants | £ / shares	118,804,235
Series B Warrants [Member] | Bottom of range [member]
Disclosure of financial liabilities [line items]
Exercise price of warrants | £ / shares	0.3643
Series B Warrants [Member] | Top of range [member]
Disclosure of financial liabilities [line items]
Exercise price of warrants | £ / shares	£ 1.61
Series A Warrants [Member]
Disclosure of financial liabilities [line items]
Number of instrument issued in direct offering | shares	8,300,000
Number of ordinary shares representing instruments | shares	207,500,000
Proceeds from exercise of warrants	£ 800,000
Floor price of warrants | £ / shares	£ 0.1291
Increase decrease in number of warrants | £ / shares	£ 67,781,105
Fixed cash payment | $		$ 3.6
Percentage of net proceeds raised from ATM program		70.00%